PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

The following table summarizes the Company’s property and equipment:

	December 31, 2024	December 31, 2023
Office equipment	$235,846	$224,733
Building and building improvements	600,000	600,000
Less: Accumulated depreciation	(274,447)	(205,834)
Property and Equipment, Net	$561,399	$618,899

Depreciation expense was $68,613 and $94,878 for the years ended December 31, 2024, and 2023, respectively.